20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash and cash equivalents used in operating activities	¥ 1,034,798	¥ 2,381,399	¥ 240,373
Net cash and cash equivalents provided by investing activities	(798,491)	728,362	(1,015,514)
Net cash and cash equivalents (used in) provided by financing activities	(492,162)	(2,623,521)	1,069,699
Fincera
Net cash and cash equivalents used in operating activities	(3,412)	(4,418)	(5,346)
Net cash and cash equivalents provided by investing activities	0	9,127	3,100
Net cash and cash equivalents (used in) provided by financing activities	(198)	6,006	0
Cash and cash equivalents, beginning of the year	6,246	4,658	877
Cash and cash equivalents, end of the year	¥ 2,636	¥ 6,246	¥ 4,658